Fair Value - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Assets:
Total assets at fair value	$ 1,825,027	$ 1,448,918
Level 1 [Member]
Assets:
Total assets at fair value	1,890,753	1,499,587
Level 2 [Member]
Assets:
Total assets at fair value	(65,726)	(50,669)
Level 3 [Member]
Assets:
Total assets at fair value
Carrying Value [Member]
Assets:
Total assets at fair value	1,825,027	1,448,918
Securities owned, at fair value [Member]
Assets:
Total assets at fair value	904,464	531,189
Securities owned, at fair value [Member] | Level 1 [Member]
Assets:
Total assets at fair value	904,464	531,189
Securities owned, at fair value [Member] | Level 2 [Member]
Assets:
Total assets at fair value
Securities owned, at fair value [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Securities owned, at fair value [Member] | Carrying Value [Member]
Assets:
Total assets at fair value	904,464	531,189
Foreign currency forward contracts [Member]
Assets:
Total assets at fair value	(65,726)	(50,669)
Foreign currency forward contracts [Member] | Level 1 [Member]
Assets:
Total assets at fair value
Foreign currency forward contracts [Member] | Level 2 [Member]
Assets:
Total assets at fair value	(65,726)	(50,669)
Foreign currency forward contracts [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Foreign currency forward contracts [Member] | Carrying Value [Member]
Assets:
Total assets at fair value	(65,726)	(50,669)
US Treasury notes [Member]
Assets:
Total assets at fair value	986,289	968,398
US Treasury notes [Member] | Level 1 [Member]
Assets:
Total assets at fair value	986,289	968,398
US Treasury notes [Member] | Level 2 [Member]
Assets:
Total assets at fair value
US Treasury notes [Member] | Level 3 [Member]
Assets:
Total assets at fair value
US Treasury notes [Member] | Carrying Value [Member]
Assets:
Total assets at fair value	$ 986,289	$ 968,398